Risk management (Details 9) $ in Millions	Jun. 30, 2023 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ (26,732)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	65,472
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(624)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,003)
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2,456
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(23)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5,347)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	13,094
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(125)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(10,693)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	26,189
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(250)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,049)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(34)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(210)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(420)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,492)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(299)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(597)
Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(27)
Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11)
Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(7)
Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3)
Peso Dollarl [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	27
Peso Dollarl [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(14)
Peso Dollarl [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5)
Peso Dollarl [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(8)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(29,280)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,064)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5,868)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11,732)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	6,771
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	254
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,354
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2,708
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,361
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	43
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	272
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	544
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,577
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	12
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	315
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	631
Derivatives Assets [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	4
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2
Derivatives Assets [Member] | Peso Dollarl [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	27
Derivatives Assets [Member] | Peso Dollarl [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(14)
Derivatives Assets [Member] | Peso Dollarl [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5)
Derivatives Assets [Member] | Peso Dollarl [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(8)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(98,351)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3,690)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(19,670)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(39,340)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2,410)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(77)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(482)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(964)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3,069)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(23)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(614)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,228)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(28)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5)
Euro Per Real [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ (11)